Concentration of risk (Details)	12 Months Ended
	Jun. 30, 2020 CNY (¥) item	Jun. 30, 2019 USD ($) item	Jun. 30, 2018 item	Jun. 30, 2020 USD ($)
Concentration Risk [Line Items]
Working capital				$ 17,500,000
Accounts Receivable, after Allowance for Credit Loss, Current		$ 39,522,737		40,572,757
China
Concentration Risk [Line Items]
Insurance coverage for each bank in China	¥ 500,000			71,000
Cash balance deposited with financial institutions		78,918		1,366,796
Cash balance deposited with financial institutions, that are subject to credit risk		0		968,840
Hong Kong
Concentration Risk [Line Items]
Cash balance deposited with financial institutions		2,683,514		5,254
Cash balance deposited with financial institutions, that are subject to credit risk		2,619,520		0
US
Concentration Risk [Line Items]
Insurance coverage for each bank in China				250,000
Cash balance deposited with financial institutions		$ 0		$ 163,640
Customer Concentration Risk [Member] | Maximum | Revenue from Contract with Customer, Product and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Customer Concentration Risk [Member] | Major Customer One [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Number of Major Suppliers | item	5	4	4
Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Number of Major Suppliers | item	4	4
Supplier Concentration Risk [Member] | Vendor One [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	19.60%	29.80%	29.00%
Supplier Concentration Risk [Member] | Vendor One [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	30.20%	25.30%
Supplier Concentration Risk [Member] | Vendor Two [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	17.40%	17.60%	24.50%
Supplier Concentration Risk [Member] | Vendor Two [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	20.20%	23.00%
Supplier Concentration Risk [Member] | Vendor Three [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.40%	16.80%	21.20%
Supplier Concentration Risk [Member] | Vendor Three [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.60%	16.00%
Supplier Concentration Risk [Member] | Vendor Four [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	15.80%	16.50%	12.80%
Supplier Concentration Risk [Member] | Vendor Four [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.50%	12.30%
Supplier Concentration Risk [Member] | Vendor Five [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.00%